Purchases and other expenses - Broadcasting rights and equipment inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Inventories treated as consignment with distributors	€ 35	€ 49	€ 55